Consolidated Statements of Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 3,900	$ 3,881	$ 67